Segment information (Tables)	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of segment information

The accounting policies of the segments are consistent with those described in Note 3 - Summary of Significant Accounting Policies.

Year ended September 30, 2024	Pharmacy and sale of prescription drugs	Clinical trials	Consolidated
Revenue
Revenue from external sources	$199,199	$1,307	$200,506
Total revenue	199,199	1,307	200,506

Expenses
Cost of sales	166,683	229	166,912
General and administrative	53,936	1,159	55,095
Goodwill impairment	26,910	-	26,910
Intangibles impairment	2,141	-	2,141
Depreciation and amortization	4,064	9	4,073
Finance costs	5,430	4	5,434
Income taxes (recovery)	113	(42)	71
Deferred tax recovery	(1,313)	-	(1,313)
Other expense (income)	638	(20)	618
Segment loss	(59,403)	(32)	(59,435)

Year ended September 30, 2023	Pharmacy and sale of prescription drugs	Clinical trials	Consolidated
Revenue
Revenue from external sources	$160,136	$1,412	$161,548
Total revenue	160,136	1,412	161,548

Expenses
Cost of sales	129,229	250	129,479
General and administrative	40,656	1,267	41,923
Depreciation and amortization	2,351	6	2,357
Finance costs	2,469	1	2,470
Income taxes	517	86	603
Deferred tax recovery	(336)	-	(336)
Other expense	180	-	180
Segment loss	(14,930)	(198)	(15,128)